Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Fixed Assets	$ 9,812,100	$ 9,124,800	$ 5,799,600
Less Accumulated Depreciation	(1,107,200)	(948,800)	(727,700)
Fixed Assets, Net	8,704,900	8,176,000	5,071,900
Machinery and Equipment [Member]
Total Fixed Assets	9,588,000	8,908,000	5,654,100
Vehicles [Member]
Total Fixed Assets	71,800	73,500	83,600
Furniture and Fixtures [Member]
Total Fixed Assets	145,300	136,300	54,900
Leasehold Improvements [Member]
Total Fixed Assets	$ 7,000	$ 7,000	$ 7,000